Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	Hennessy Capital Investment Corp. VII
Entity Central Index Key	0001846416
Entity Tax Identification Number	99-4813262
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	195 US Hwy 50
Entity Address, Address Line Two	Suite 207
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	(775)
Local Phone Number	339-1671
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false